Revenue (Tables)	3 Months Ended
Mar. 31, 2022
Revenue [abstract]
Disclosure of major customers
Revenue recognized during the three months ended March 31, 2022 and 2021 relates to collaboration agreements with Bristol Myers Squibb Company (“BMS”), Celgene Switzerland LLC (“Celgene”) (a company acquired by BMS subsequent to the inception of the collaboration), Bayer AG (“Bayer”), GT Apeiron (“GTA”), Sanofi S.A. (“Sanofi”) and the Group’s joint venture with RallyBio IPB, LLC (“RallyBio”), RE Ventures. The proportion of revenue by customer in each period is as follows:

	March 31, 2022	March 31, 2021
	%	%
BMS (including Celgene)	98	27
GTA	—	65
Bayer	1	4
Sanofi	1	—
Others	—	4
	100	100